[DECHERT LLP LETTERHEAD]

May 22, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Equity Trust
(File Nos. 333-56881 and 811-8817)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 138 to the Registration Statement of the above referenced registrant (“Registrant”) under the Securities Act of 1933, as amended (“1933 Act”).  This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the 1933 Act and shall become effective on May 26, 2015.  This Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b).

Should you have any questions, please contact the undersigned at 202.261.3386 or Paul A. Caldarelli of Voya Investment Management at 480.477.2649.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld

cc.	Paul A. Caldarelli, Esq.
Voya Investment Management

Jeffrey S. Puretz, Esq.
Dechert LLP